Financial instruments - Effect of derivatives on consolidated financial statements (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Interest income recorded as an effect of financial instruments	€ 41,137	€ 59,448
Interest expense recorded as an effect of financial instruments	407,065	486,039
Credit losses recorded as an effect of financial instruments	28,302	42,315
Net losses from foreign currency transactions	15,919	4,901
Fair value gain (loss) recognized in AOCI on hedging instrument (hedge reserve)	6,123	(15,996)	€ 4,924
Fair value gain (loss) recognized in AOCI on hedging instrument (cost of hedging)	(2,062)	(1,473)	€ (2,244)
Derivatives - cash flow hedging instruments
Financial instruments
Fair value gain (loss) recognized in AOCI on hedging instrument (hedge reserve)	6,123	(15,996)
Fair value gain (loss) recognized in AOCI on hedging instrument (cost of hedging)	(2,062)	(1,473)
Amount reclassified from hedge reserve included in Interest income/expense	1,249	2,753
Amount reclassified from hedge reserve included in revenue	(4,612)	1,331
Amount reclassified from cost of hedging included in revenue	1,990	1,480
Amount reclassified from hedge reserve included in cost of revenue	(2,662)	2,509
Amount reclassified from cost of hedging included in cost of revenue	3,085	(1,913)
Amount reclassified from hedge reserve included in Inventory	(286)	(269)
Amount reclassified from cost of hedging included in Inventory	(46)	(55)
Amount reclassified from hedge reserve	(6,311)	6,324
Amount reclassified from cost of hedging	5,029	(488)
Derivatives - cash flow hedging instruments | Interest rate swap
Financial instruments
Fair value gain (loss) recognized in AOCI on hedging instrument (hedge reserve)		(12,807)
Derivatives - cash flow hedging instruments | Foreign exchange contracts
Financial instruments
Fair value gain (loss) recognized in AOCI on hedging instrument (hedge reserve)	6,123	(3,189)
Fair value gain (loss) recognized in AOCI on hedging instrument (cost of hedging)	(2,062)	(1,473)
Derivatives - not designated as hedging instruments
Financial instruments
Amount of (Gain) Loss recognized in income on Derivatives - Total	52,725	24,177
Derivatives - not designated as hedging instruments | Foreign exchange contracts
Financial instruments
Amount of (Gain) Loss recognized in income on Derivatives - Selling, general and administrative expense	48,925	7,686
Amount of (Gain) Loss recognized in income on Derivatives - Interest income/expense	€ 3,800	16,491
Derivatives - not designated as hedging instruments | Derivatives embedded in the Convertible Bonds
Financial instruments
Amount of (Gain) Loss recognized in income on Derivatives - Interest income/expense		(11,820)
Derivatives - not designated as hedging instruments | Share Options to secure the Convertible Bonds
Financial instruments
Amount of (Gain) Loss recognized in income on Derivatives - Interest income/expense		€ 11,820